Unaudited Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Assets
Cash and cash equivalents	$ 24,035,608	$ 74,480,651	$ 85,248,997
Accounts receivable, net	15,412,769	8,260,574	4,305,271
Held-to-maturity investment	9,604,418
Inventories, net	14,237,162	14,580,557	3,054,996
Prepaid expenses and other current assets	290,616	192,499	775,055
Due from related parties		1,934,855	36,221
Total current assets	63,580,573	99,449,136	93,420,540
Other assets:
Property, plant and equipment, net	588,213	114,025	2,911
Rental deposit	721,497	876,100
Right-of-use assets	4,359,274	295,804	440,573
Intangible assets	72,714,652
Total other assets	78,383,636	1,285,929	443,484
Total assets	141,964,209	100,735,065	93,864,024
Liabilities and stockholders’ equity
Accounts payable	178,140	290,541	7,945
Accounts payable – related party	56,044,267	41,982,373	33,370,618
Contract liabilities	742,247	1,672,051	1,125,848
Dividends payable		3,362,639	3,832,272
Accrued liabilities and other payables	520,057	159,296	119,235
Due to related parties		40,672,768	41,172,013
Income tax payable		481,113
Lease liabilities	917,310	347,541	207,972
Total current liabilities	58,402,021	88,968,322	79,835,903
Other liabilities:
Lease liabilities	3,608,580		270,140
Total liabilities	62,010,601	88,968,322	80,106,043
Stockholders’ equity:
Common stock	5,000	5,000	5,000
Preferred stock
Capital contribution	74,259,915
Accumulated other comprehensive loss	(199,938)	(184,664)	(67,579)
Retained earnings	5,888,631	11,946,407	13,820,560
Total stockholders’ equity	79,953,608	11,766,743	13,757,981
Total liabilities and stockholders’ equity	$ 141,964,209	$ 100,735,065	$ 93,864,024